FAIR VALUE MEASUREMENTS (Narrative) (Details) (Collateralized Debt Obligations [Member])	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loss given default rate	100.00%
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percent of total securities	1.00%
Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Correlation assumption	30.00%
Discount rate	3.25%
Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Correlation assumption	50.00%
Discount rate	39.54%